ESOP PLAN (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
ESOP PLAN [Abstract]
Amount borrowed				$ 2,700
Number of shares issued for ESOP			269,790	269,790
ESOP, price per share			$ 10	$ 10
Debt term				20 years
Employee stock ownership plan (ESOP), cash contributions to ESOP	$ 48	$ 42		$ 191	$ 159